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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
October 15, 2010

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:    $ 47,764,899

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 9/30/10

           (ITEM 1)               (ITEM 2)      (ITEM 3)   (ITEM 4)    (ITEM 5)        (ITEM 6)       (ITEM 7)          (ITEM 8)
------------------------------- -------------- ---------- ----------- --------- --------------------- -------- --------------------
                                                                                      INVESTMENT                 VOTING  AUTHORITY
                                                                                      DISCRETION                      (SHARES)
                                                                                ---------------------          --------------------
                                                                      SHARES OR               SHARED
                                                          FAIR MARKET PRINCIPAL  SOLE SHARED  OTHER             SOLE   SHARED NONE
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      VALUE     AMOUNT    (A)   (B)     (C)       MGR    (A)     (B)   (C)
------------------------------- -------------- ---------- ----------- --------- ---- ------ --------- -------- ------- ------ -----
ABBOTT LABS                     Common Stocks  002824100   2,092,476    39735   X           X                  36,021         3,714
ACCENTURE LTD                   Common Stocks  G1151C101   1,430,485    33973   X           X                  32,373         1,600
AIR PRODUCTS & CHEMICALS INC    Common Stocks  009158106   1,408,708    17610   X           X                  15,910         1,700
AUTOMATIC DATA PROCESSING       Common Stocks  053015103     892,361    21274   X           X                  19,316         1,958
BANK NEW YORK MELLON CORP       Common Stocks  064058100   1,143,789    43305   X           X                  38,780         4,525
BECTON DICKINSON                Common Stocks  075887109   1,692,669    22535   X           X                  19,755         2,780
CATERPILLAR INC                 Common Stocks  149123101   1,894,986    25444   X           X                  22,994         2,450
CHEVRON CORPORATION             Common Stocks  166764100   1,677,048    21038   X           X                  18,988         2,050
COCA-COLA CO                    Common Stocks  191216100     994,700    17341   X           X                  15,692         1,649
CONOCOPHILLIPS                  Common Stocks  20825C104   2,027,926    36530   X           X                  33,030         3,500
DISNEY WALT PRODUCTIONS         Common Stocks  254687106   2,092,307    63939   X           X                  58,264         5,675
DU PONT E I DE NEMOURS CO       Common Stocks  263534109   1,740,086    41004   X           X                  37,279         3,725
EATON CORP                      Common Stocks  278058102   1,793,786    22516   X           X                  20,326         2,190
EXXON MOBIL CORP                Common Stocks  30231G102   1,867,972    29915   X           X                  29,915             -
HEWLETT PACKARD CO              Common Stocks  428236103   2,005,775    46053   X           X                  42,383         3,670
INTEL CORP                      Common Stocks  458140100   1,160,661    59598   X           X                  53,988         5,610
INTERNATIONAL BUSINESS MACHINES Common Stocks  459200101   1,818,895    13640   X           X                  12,465         1,175
J.P. MORGAN CHASE & CO          Common Stocks  46625H100     727,974    19127   X           X                  16,827         2,300
JOHNSON & JOHNSON               Common Stocks  478160104   1,528,558    24579   X           X                  21,966         2,613
MCDONALDS CORP                  Common Stocks  580135101   1,745,773    24126   X           X                  21,851         2,275
MICROSOFT CORP                  Common Stocks  594918104   2,334,584    92183   X           X                  83,456         8,727
NOVARTIS AG - ADR               Common Stocks  66987V109   1,160,367    20286   X           X                  18,362         1,924
NYSE EURONEXT                   Common Stocks  629491101   1,952,333    69417   X           X                  63,417         6,000
PEPSICO INC                     Common Stocks  713448108   1,768,042    26943   X           X                  24,358         2,585
PROCTER & GAMBLE                Common Stocks  742718109   1,457,523    24024   X           X                  21,775         2,249
TEVA PHARMACEUTICAL INDS LTDADR Common Stocks  881624209     998,927    18937   X           X                  18,937             -
UNION PACIFIC CORP              Common Stocks  907818108   1,750,387    22173   X           X                  20,198         1,975
UNITED TECHNOLOGIES CORP        Common Stocks  913017109   1,929,608    27369   X           X                  25,044         2,325
WAL-MART STORES                 Common Stocks  931142103   1,461,434    27250   X           X                  24,665         2,585
WELLS FARGO CO                  Common Stocks  949746101   1,214,760    47528   X           X                  42,615         4,913
                                                          47,764,899  999,392